Leases (Narrative) (Details) (USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Operating Leased Assets [Line Items]
Lease expense for operating leases	$ 46,314,000	$ 47,830,000	$ 51,738,000
Total royalties	36,333,000	37,474,000	34,563,000
Corporate [Member]
Operating Leased Assets [Line Items]
Future minimum lease commitments related to contracts of affreightment	$ 128,526,000